Fidelity (logo) InvestmentsR	FMR LLC 245 Summer Street Boston MA 02210 617 563 7000

May 1, 2020

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Attention:  Filing Room

Re:	Empire Fidelity Investments Life Insurance Company
Empire Fidelity Variable Annuity Account A:
File No. 33-54924

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced registration statement does not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Lance A. Warrick

Lance A. Warrick

General Counsel